As filed with the Securities and Exchange Commission on December 23, 2014

Securities Act Registration No. 333-187668

Investment Company Act Reg. No. 811-22819

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☒

Pre-Effective Amendment No. ____ ☐

Post-Effective Amendment No. 19 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940☒

Amendment No. 20 ☒

(Check appropriate box or boxes.)

___________________________________

ETFis Series Trust I

(Exact Name of Registrant as Specified in Charter)

6 E. 39th Street, Suite 1003, New York, NY 10016

(Address of Principal Executive Offices) (Zip Code)

(212) 593-4383

(Registrant’s Telephone Number, including Area Code)

ETFis Series Trust I c/o Corporation Service Company 2711 Centerville Road, Suite 400 Wilmington, DE 19808 (Name and Address of Agent for Service)

with a copy to:

Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 W. Fourth Street

Winston-Salem, NC 27101

Phone: (336) 607-7512

Fax: (336) 734-2608

It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

EXPLANATORY NOTE

This Post-Effective Amendment is being filed solely for the purpose of filing exhibit (d)(2) and modifies as appropriate the provisions of Item 28 of Part C of the Registrant’s Registration Statement on Form N-1A (File No. 333-187668).  Parts A and B are incorporated herein by reference to post-effective amendment No. 6 to this Registration Statement, as filed on August 1, 2014, and Part C thereof is incorporated herein by reference, except that sub-item (d)(2) of Item 28 is restated in its entirety as indicated herein.

PART C

OTHER INFORMATION

Item 28. Exhibits

(d)	(2)	Investment Sub-Advisory Agreement among ETFis Series Trust I, Etfis Capital LLC and Infrastructure Capital Advisors, LLC
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 22nd day of December, 2014.

ETFIS SERIES TRUST I

(Registrant)

By:	/s/William J. Smalley
William J. Smalley, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ William J. Smalley William J. Smalley	Trustee, President (Principal Executive Officer)	December 22, 2014

/s/ Brinton Frith Brinton Frith	Treasurer (Principal Financial Officer)	December 22, 2014

/s/ James Simpson* James Simpson	Trustee	December 22, 2014

/s/ Robert S. Tull* Robert S. Tull	Trustee	December 22, 2014

/s/ Stephen G. O’Grady Stephen G. O’Grady	Trustee	December 22, 2014

* By:	/s/ William J. Smalley William J. Smalley, Attorney-in-fact	December 22, 2014

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